NOTES PAYABLE (Schedule of Notes Payable) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Notes payable		$ 775,000
WeedMD RX Inc. (''WMD'') [Member]
Short-term Debt [Line Items]
Notes payable		175,000
WeedMD RX Inc. (''WMD'') [Member] | Notes Payable Other Payables [Member]
Short-term Debt [Line Items]
Notes payable		175,000
SlainteVentures, LLC [Member] | Notes Payable Other Payables [Member]
Short-term Debt [Line Items]
Notes payable		$ 600,000